NEW ACCOUNTING STANDARDS ADOPTED (Details) - IFRS 16 $ in Millions	Dec. 31, 2018 CAD ($)
New Accounting Standards Adopted
Right-of-use asset	$ 0.4
Lease liabilities	$ 0.4